NON-CONTROLLING INTERESTS - Schedule of Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Non-controlling interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 196	$ 177	$ 385	$ 358
GP interests | Non-controlling interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	44	37	87	76
GP interests | General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	1	2	3	4
GP interests | Incentive distribution
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	43	35	84	72
Redeemable/Exchangeable partnership units | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	79	73	154	147
Redeemable/Exchangeable partnership units | Brookfield Holders | Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	17	17	35	34
Redeemable/Exchangeable partnership units | External shareholders
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	56	50	109	101
BEPC exchangeable shares and class A.2 exchangeable shares | Brookfield Renewable
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 73	$ 67	$ 144	$ 135